Consolidated Statements of Changes In Shareholders' Equity/(Deficiency) - SGD ($) $ in Thousands		Total	Share capital [member]	Treasury shares [member]		Preference shares [member]	Share Reserve [Member]	Capital reserve [member]	Warrants [Member]	Translation reserve	Accumulated Losses [Member]
Beginning balance at Dec. 31, 2018		$ 13,346	$ 32,120	$ 0	[1]	$ 59,339	$ 2,612	$ 130	$ 5,742	$ (1,933)	$ (84,664)
Loss for the year		(38,515)									(38,515)
Other comprehensive gain/(loss) for the year		(279)								(286)	7
Total comprehensive loss		(38,794)								(286)	(38,508)
Employee share grant and option scheme		3,204					3,204
Non-executive directors share grant and option scheme		148					148
Issuance of shares		1,700	1,766				(66)
Purchase of treasury shares	[1]	0		0
Ending balance at Dec. 31, 2019		(20,396)	33,886	0	[1]	59,339	5,898	130	5,742	(2,219)	(123,172)
Total transactions with owners, recognised directly in equity		5,052	1,766	0	[1]		3,286
Loss for the year		(14,408)									(14,408)
Other comprehensive gain/(loss) for the year		(765)								(711)	(54)
Total comprehensive loss		(15,173)								(711)	(14,462)
Employee share grant and option scheme		6,660					6,660
Non-executive directors share grant and option scheme		280					280
Issuance of shares		2,114	2,667	655			(1,208)
Treasury shares reissued				(655)				655
Ending balance at Dec. 31, 2020		(26,515)	36,553	0		59,339	11,630	785	5,742	(2,930)	(137,634)
Total transactions with owners, recognised directly in equity		9,054	2,667	0			5,732	655
Loss for the year		(187,413)									(187,413)
Other comprehensive gain/(loss) for the year		5,636								5,672	(36)
Total comprehensive loss		(181,777)								5,672	(187,449)
Employee share grant and option scheme		8,542					8,542
Non-executive directors share grant and option scheme		2,108					2,108
Conversion of preference shares to ordinary shares		336,117	395,456			(59,339)
Issuance of shares		248,716	252,338				(3,622)
Ending balance at Dec. 31, 2021		387,191	684,347	$ 0			18,658	$ 785	$ 5,742	$ 2,742	$ (325,083)
Total transactions with owners, recognised directly in equity		$ 595,483	$ 647,794			$ (59,339)	$ 7,028

[1]	Less than $1,000